Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial assets
The following table outlines the carrying amounts and classifications of the financial assets and liabilities:

Carrying value as at Dec. 31, 2018
	Derivatives used for hedging	Derivatives held for trading (FVTPL)	Amortized cost	Other financial assets (FVTPL)	Total
Financial assets
Cash and cash equivalents(1)	—	—	89	—	89
Restricted cash	—	—	66	—	66
Trade and other receivables	—	—	731	25	756
Long-term portion of finance lease receivables	—	—	191	—	191
Risk management assets
Current	60	86	—	—	146
Long-term	629	33	—	—	662
Other assets	—	—	37	15	52
Financial liabilities
Accounts payable and accrued liabilities	—	—	497	—	497
Dividends payable	—	—	58	—	58
Risk management liabilities
Current	1	89	—	—	90
Long-term	1	40	—	—	41
Credit facilities, long-term debt and finance lease obligations(2)	—	—	3,267	—	3,267

(1) Includes cash equivalents of nil.
(2) Includes current portion.

Carrying value as at Dec. 31, 2017
	Derivatives used for hedging	Derivatives classified as held for trading	Loans and receivables	Other financial liabilities	Total
Financial assets
Cash and cash equivalents(1)	—	—	314	—	314
Restricted cash	—	—	30	—	30
Trade and other receivables	—	—	933	—	933
Long-term portion of finance lease receivables	—	—	215	—	215
Risk management assets
Current	82	137	—	—	219
Long-term	638	46	—	—	684
Other assets	—	—	33	—	33
Financial liabilities
Accounts payable and accrued liabilities	—	—	—	595	595
Dividends payable	—	—	—	34	34
Risk management liabilities
Current	8	93	—	—	101
Long-term	2	38	—	—	40
Credit facilities, long-term debt and finance lease obligations(2)	—	—	—	3,707	3,707

Disclosure of financial liabilities
The following table outlines the carrying amounts and classifications of the financial assets and liabilities:

Carrying value as at Dec. 31, 2018
	Derivatives used for hedging	Derivatives held for trading (FVTPL)	Amortized cost	Other financial assets (FVTPL)	Total
Financial assets
Cash and cash equivalents(1)	—	—	89	—	89
Restricted cash	—	—	66	—	66
Trade and other receivables	—	—	731	25	756
Long-term portion of finance lease receivables	—	—	191	—	191
Risk management assets
Current	60	86	—	—	146
Long-term	629	33	—	—	662
Other assets	—	—	37	15	52
Financial liabilities
Accounts payable and accrued liabilities	—	—	497	—	497
Dividends payable	—	—	58	—	58
Risk management liabilities
Current	1	89	—	—	90
Long-term	1	40	—	—	41
Credit facilities, long-term debt and finance lease obligations(2)	—	—	3,267	—	3,267

(1) Includes cash equivalents of nil.
(2) Includes current portion.

Carrying value as at Dec. 31, 2017
	Derivatives used for hedging	Derivatives classified as held for trading	Loans and receivables	Other financial liabilities	Total
Financial assets
Cash and cash equivalents(1)	—	—	314	—	314
Restricted cash	—	—	30	—	30
Trade and other receivables	—	—	933	—	933
Long-term portion of finance lease receivables	—	—	215	—	215
Risk management assets
Current	82	137	—	—	219
Long-term	638	46	—	—	684
Other assets	—	—	33	—	33
Financial liabilities
Accounts payable and accrued liabilities	—	—	—	595	595
Dividends payable	—	—	—	34	34
Risk management liabilities
Current	8	93	—	—	101
Long-term	2	38	—	—	40
Credit facilities, long-term debt and finance lease obligations(2)	—	—	—	3,707	3,707

Disclosure for sensitivity ranges for the base fair value

As at Dec. 31	2018		2017
Description	Base fair value	Sensitivity	Base fair value	Sensitivity
Long-term power sale - US	801	+116 -116	853	+130 -130
Long-term power sale - Alberta	4	+1 -1	(1)	+2 -2
Unit contingent power purchases	18	+4 -4	44	+7 -9
Structured products - Eastern US	6	+5 -5	17	+8 -7
Long-term wind energy sale - Eastern US	(39)	+21 -21	—	—
Others	4	+3 -3	5	+9 -9

Disclosure of risk management strategy related to hedge accounting
The following tables summarize the key factors impacting the fair value of the Level III commodity risk management assets and liabilities by classification level during the years ended Dec. 31, 2018 and 2017, respectively:

	Year ended Dec. 31, 2018			Year ended Dec. 31, 2017
	Hedge	Non-hedge	Total	Hedge	Non-hedge	Total
Opening balance	719	52	771	726	32	758
Changes attributable to:
Market price changes on existing contracts	(7)	(9)	(16)	100	(2)	98
Market price changes on new contracts	—	4	4	—	33	33
Contracts settled	(90)	(42)	(132)	(57)	(10)	(67)
Change in foreign exchange rates	67	5	72	(50)	(2)	(52)
Transfers into (out of) Level III	—	(4)	(4)	—	1	1
Net risk management assets at end of period	689	6	695	719	52	771
Additional Level III information:
Gains recognized in other comprehensive income	60	—	60	50	—	50
Total gains included in earnings before income taxes	90	—	90	57	29	86
Unrealized gains (losses) included in earnings before income taxes relating to net assets held at period end	—	(42)	(42)	—	19	19

Disclosure of fair value measurement of liabilities
The fair value of financial assets and liabilities measured at other than fair value is as follows:

	Fair value(1)				Total carrying
	Level I	Level II	Level III	Total	value(1)
Long-term debt - Dec. 31, 2018	—	3,181	—	3,181	3,204
Long-term debt - Dec. 31, 2017	—	3,708	—	3,708	3,638
(1) Includes current portion.

Disclosure of difference between transaction price and the fair value determined using valuation model
The difference between the transaction price and the fair value determined using a valuation model, yet to be recognized in net earnings, and a reconciliation of changes is as follows:

As at Dec. 31	2018	2017	2016
Unamortized net gain at beginning of year	105	148	202
New inception gains (losses)	(14)	12	10
Change in foreign exchange rates	5	(7)	(4)
Amortization recorded in net earnings during the year	(47)	(48)	(60)
Unamortized net gain at end of year	49	105	148